Quarterly Holdings Report
for

Fidelity® Contrafund® K6

September 30, 2019

CONK6-QTLY-1119
1.9883976.102

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATION SERVICES - 16.7%
Diversified Telecommunication Services - 0.0%
Iridium Communications, Inc. (a)	40,031	$851,860
Entertainment - 3.7%
Activision Blizzard, Inc.	1,068,154	56,526,710
Live Nation Entertainment, Inc. (a)	77,521	5,142,743
Netflix, Inc. (a)	699,554	187,214,641
Spotify Technology SA (a)	35,932	4,096,248
The Walt Disney Co.	666,093	86,805,240
		339,785,582
Interactive Media & Services - 12.2%
Alphabet, Inc.:
Class A (a)	202,442	247,210,024
Class C (a)	182,237	222,146,903
CarGurus, Inc. Class A (a)	139,297	4,311,242
Facebook, Inc. Class A (a)	3,586,928	638,760,131
Match Group, Inc.	11,873	848,207
Twitter, Inc. (a)	325,905	13,427,286
		1,126,703,793
Media - 0.4%
Charter Communications, Inc. Class A (a)	14,482	5,968,322
Comcast Corp. Class A	179,121	8,074,775
Liberty Media Corp. Liberty Formula One Group Series C (a)	555,344	23,096,757
		37,139,854
Wireless Telecommunication Services - 0.4%
SoftBank Corp.	44,100	1,740,205
T-Mobile U.S., Inc. (a)	507,388	39,966,953
		41,707,158

TOTAL COMMUNICATION SERVICES		1,546,188,247

CONSUMER DISCRETIONARY - 12.6%
Automobiles - 0.1%
General Motors Co.	41,599	1,559,131
Tesla, Inc. (a)(b)	4,875	1,174,241
Toyota Motor Corp.	95,700	6,427,236
		9,160,608
Hotels, Restaurants & Leisure - 1.7%
Chipotle Mexican Grill, Inc. (a)	50,235	42,221,010
Evolution Gaming Group AB (c)	90,760	1,784,950
Hilton Worldwide Holdings, Inc.	68,838	6,409,506
Marriott International, Inc. Class A	2,580	320,875
McDonald's Corp.	459,536	98,666,975
Sea Ltd. ADR (a)	30,300	937,785
Starbucks Corp.	115,298	10,194,649
		160,535,750
Household Durables - 0.1%
D.R. Horton, Inc.	19,400	1,022,574
Mohawk Industries, Inc. (a)	45,951	5,701,141
		6,723,715
Internet & Direct Marketing Retail - 7.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	26,230	4,386,443
Amazon.com, Inc. (a)	362,493	629,255,224
eBay, Inc.	442,279	17,240,035
Meituan Dianping Class B	96,900	990,302
MercadoLibre, Inc. (a)	11,831	6,521,602
Pinduoduo, Inc. ADR (a)	28,800	927,936
Wayfair LLC Class A (a)	2,325	260,679
		659,582,221
Multiline Retail - 0.1%
Dollar Tree, Inc. (a)	59,261	6,765,236
Specialty Retail - 1.8%
AutoZone, Inc. (a)	3,298	3,577,077
Burlington Stores, Inc. (a)	3,100	619,442
John David Group PLC	567,751	5,245,360
National Vision Holdings, Inc. (a)	39,995	962,680
O'Reilly Automotive, Inc. (a)	44,728	17,824,555
Ross Stores, Inc.	81,105	8,909,384
The Home Depot, Inc.	281,819	65,387,644
TJX Companies, Inc.	1,183,213	65,952,293
		168,478,435
Textiles, Apparel & Luxury Goods - 1.7%
adidas AG	170,841	53,190,357
Allbirds, Inc. (a)(d)(e)	6,799	341,854
Burberry Group PLC	74,875	2,001,440
Deckers Outdoor Corp. (a)	34,599	5,098,509
Gildan Activewear, Inc.	169,655	6,021,193
Hermes International SCA	3,389	2,341,895
lululemon athletica, Inc. (a)	23,814	4,584,909
LVMH Moet Hennessy Louis Vuitton SE	12,105	4,802,778
NIKE, Inc. Class B	579,593	54,435,375
Ralph Lauren Corp.	18,500	1,766,195
VF Corp.	239,903	21,348,968
		155,933,473

TOTAL CONSUMER DISCRETIONARY		1,167,179,438

CONSUMER STAPLES - 4.7%
Beverages - 1.4%
Boston Beer Co., Inc. Class A (a)(b)	904	329,128
Budweiser Brewing Co. APAC Ltd. (a)(c)	1,169,600	4,208,214
Diageo PLC	198,136	8,093,921
Keurig Dr. Pepper, Inc.	824,567	22,527,170
Monster Beverage Corp. (a)	52,285	3,035,667
PepsiCo, Inc.	252,957	34,680,405
The Coca-Cola Co.	1,072,293	58,375,631
		131,250,136
Food & Staples Retailing - 1.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	171,344	5,250,833
Costco Wholesale Corp.	260,573	75,073,687
Walmart, Inc.	74,657	8,860,293
		89,184,813
Food Products - 0.2%
Barry Callebaut AG	472	973,274
Mondelez International, Inc.	251,931	13,936,823
The Simply Good Foods Co. (a)	205,418	5,955,068
		20,865,165
Household Products - 0.4%
Colgate-Palmolive Co.	54,496	4,006,001
Procter & Gamble Co.	261,674	32,547,012
		36,553,013
Personal Products - 1.7%
Estee Lauder Companies, Inc. Class A	665,094	132,320,451
Kao Corp.	37,900	2,811,306
L'Oreal SA	6,924	1,938,776
L'Oreal SA (a)	11,705	3,277,495
Shiseido Co. Ltd.	153,500	12,319,782
Unilever NV	110,404	6,629,474
		159,297,284

TOTAL CONSUMER STAPLES		437,150,411

ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Birchcliff Energy Ltd.	1,249,217	2,017,832
Centennial Resource Development, Inc. Class A (a)	1,649,469	7,447,353
Continental Resources, Inc.	33,676	1,036,884
EOG Resources, Inc.	147,367	10,937,579
Hess Corp.	642,869	38,880,717
Magnolia Oil & Gas Corp. Class A (a)	567,268	6,296,675
Noble Energy, Inc.	114,900	2,580,654
PrairieSky Royalty Ltd. (b)	74,314	1,036,587
Reliance Industries Ltd.	2,081,582	39,255,257
		109,489,538
FINANCIALS - 13.5%
Banks - 4.9%
Bank of America Corp.	4,970,834	144,999,228
Citigroup, Inc.	1,554,933	107,414,772
HDFC Bank Ltd. sponsored ADR	546,114	31,155,804
JPMorgan Chase & Co.	1,212,381	142,685,120
Kotak Mahindra Bank Ltd.	1,065,972	24,813,329
		451,068,253
Capital Markets - 0.9%
Bank of New York Mellon Corp.	676,631	30,590,488
Brookfield Asset Management, Inc.	98,584	5,233,825
Brookfield Asset Management, Inc. Class A	194,660	10,336,514
CME Group, Inc.	152,409	32,210,118
S&P Global, Inc.	7,465	1,828,776
Tradeweb Markets, Inc. Class A	5,382	199,026
		80,398,747
Consumer Finance - 1.1%
American Express Co.	890,774	105,360,749
Diversified Financial Services - 5.5%
Berkshire Hathaway, Inc. Class A (a)	1,611	502,361,352
Clarivate Analytics PLC (a)	499,480	8,426,228
		510,787,580
Insurance - 1.1%
Admiral Group PLC	449,459	11,704,752
AFLAC, Inc.	35,304	1,847,105
Allstate Corp.	29,657	3,223,123
American International Group, Inc.	503,413	28,040,104
Chubb Ltd.	148,220	23,928,637
Fairfax Financial Holdings Ltd. (sub. vtg.)	11,571	5,100,550
Hapvida Participacoes e Investimentos SA (c)	295,800	3,833,700
Hiscox Ltd.	138,290	2,822,572
Marsh & McLennan Companies, Inc.	29,637	2,965,182
Progressive Corp.	253,143	19,555,297
The Travelers Companies, Inc.	5,898	876,974
		103,897,996

TOTAL FINANCIALS		1,251,513,325

HEALTH CARE - 12.9%
Biotechnology - 1.4%
23andMe, Inc. (a)(d)(e)	6,779	89,957
Acceleron Pharma, Inc. (a)	20,589	813,471
Alexion Pharmaceuticals, Inc. (a)	70,437	6,898,600
Allogene Therapeutics, Inc. (b)	80,333	2,189,476
Ascendis Pharma A/S sponsored ADR (a)	13,441	1,294,637
bluebird bio, Inc. (a)	48,314	4,436,191
Bridgebio Pharma, Inc.	38,221	820,605
CSL Ltd.	4,115	649,055
Galapagos Genomics NV sponsored ADR (a)	4,558	695,824
Gilead Sciences, Inc.	11,414	723,419
Gossamer Bio, Inc.	38,076	639,296
Morphosys AG (a)	4,251	468,434
Neurocrine Biosciences, Inc. (a)	45,045	4,059,005
Regeneron Pharmaceuticals, Inc. (a)	57,065	15,829,831
Sage Therapeutics, Inc. (a)	17,094	2,398,117
Vertex Pharmaceuticals, Inc. (a)	532,386	90,196,836
Wuxi Biologics (Cayman), Inc. (a)(c)	88,000	898,223
		133,100,977
Health Care Equipment & Supplies - 4.5%
Abbott Laboratories	573,715	48,002,734
Alcon, Inc. (a)	143,059	8,338,909
Baxter International, Inc.	843,822	73,809,110
Boston Scientific Corp. (a)	1,134,684	46,170,292
Danaher Corp.	463,792	66,985,479
DexCom, Inc. (a)	170,743	25,481,685
Edwards Lifesciences Corp. (a)	283,901	62,432,669
Hoya Corp.	16,400	1,343,208
IDEXX Laboratories, Inc. (a)	6,967	1,894,536
Intuitive Surgical, Inc. (a)	54,958	29,673,473
Masimo Corp. (a)	12,907	1,920,433
ResMed, Inc.	27,572	3,725,253
Smith & Nephew PLC	115,445	2,780,137
Sonova Holding AG Class B	40,819	9,488,511
Stryker Corp.	138,004	29,850,265
		411,896,694
Health Care Providers & Services - 2.6%
Anthem, Inc.	29,277	7,029,408
Cigna Corp.	5,900	895,561
UnitedHealth Group, Inc.	1,056,899	229,685,291
		237,610,260
Health Care Technology - 0.4%
Cerner Corp.	56,156	3,828,155
Veeva Systems, Inc. Class A (a)	242,293	36,995,718
		40,823,873
Life Sciences Tools & Services - 1.7%
10X Genomics, Inc. (a)	32,100	1,617,840
Bio-Rad Laboratories, Inc. Class A (a)	5,600	1,863,344
IQVIA Holdings, Inc. (a)	173,363	25,896,965
Mettler-Toledo International, Inc. (a)	109,214	76,930,342
Thermo Fisher Scientific, Inc.	184,957	53,872,425
		160,180,916
Pharmaceuticals - 2.3%
AstraZeneca PLC:
(United Kingdom)	45,339	4,048,279
sponsored ADR	1,264,700	56,367,679
Eli Lilly & Co.	264,705	29,601,960
Hansoh Pharmaceutical Group Co. Ltd. (c)	1,525,000	4,669,737
Idorsia Ltd. (a)	116,266	2,858,742
Merck & Co., Inc.	409,068	34,435,344
Novartis AG sponsored ADR	301,172	26,171,847
Roche Holding AG (participation certificate)	55,737	16,228,647
Turning Point Therapeutics, Inc.	46,704	1,756,070
Zoetis, Inc. Class A	271,142	33,781,582
		209,919,887

TOTAL HEALTH CARE		1,193,532,607

INDUSTRIALS - 3.0%
Aerospace & Defense - 0.8%
Harris Corp.	99,464	20,752,169
Lockheed Martin Corp.	25,588	9,980,855
Northrop Grumman Corp.	35,715	13,385,625
The Boeing Co.	31,823	12,107,697
TransDigm Group, Inc.	29,922	15,579,488
		71,805,834
Airlines - 0.0%
Delta Air Lines, Inc.	29,852	1,719,475
Building Products - 0.1%
ASSA ABLOY AB (B Shares)	42,000	933,709
Toto Ltd.	190,500	7,174,294
		8,108,003
Commercial Services & Supplies - 0.3%
Cintas Corp.	104,666	28,060,955
Clean TeQ Holdings Ltd. (a)(b)	2,842,716	585,201
TulCo LLC (a)(d)(e)(f)	1,552	850,766
Waste Connection, Inc. (United States)	27,647	2,543,524
		32,040,446
Electrical Equipment - 0.6%
AMETEK, Inc.	78,523	7,209,982
Fortive Corp.	693,305	47,532,991
Generac Holdings, Inc. (a)	44,402	3,478,453
		58,221,426
Industrial Conglomerates - 0.3%
General Electric Co.	2,773,539	24,795,439
Machinery - 0.1%
IDEX Corp.	32,448	5,317,578
Ingersoll-Rand PLC	50,330	6,201,159
		11,518,737
Professional Services - 0.3%
CoStar Group, Inc. (a)	18,595	11,030,554
Experian PLC	199,425	6,372,826
FTI Consulting, Inc. (a)	110,554	11,717,618
		29,120,998
Road & Rail - 0.5%
CSX Corp.	45,355	3,141,741
Keisei Electric Railway Co.	25,300	1,044,465
Lyft, Inc.	48,061	1,962,811
Union Pacific Corp.	221,173	35,825,603
		41,974,620

TOTAL INDUSTRIALS		279,304,978

INFORMATION TECHNOLOGY - 31.7%
Communications Equipment - 0.2%
Motorola Solutions, Inc.	98,382	16,765,277
Telefonaktiebolaget LM Ericsson (B Shares)	129,964	1,037,936
		17,803,213
Electronic Equipment & Components - 2.2%
Amphenol Corp. Class A	1,657,075	159,907,738
CDW Corp.	56,908	7,013,342
Keysight Technologies, Inc. (a)	124,869	12,143,510
Zebra Technologies Corp. Class A (a)	89,859	18,544,202
		197,608,792
IT Services - 10.4%
Accenture PLC Class A	104,905	20,178,477
Adyen BV (a)(c)	13,649	8,991,494
Automatic Data Processing, Inc.	30,110	4,860,356
Elastic NV	66,468	5,472,975
Endava PLC ADR (a)	7,367	278,841
EPAM Systems, Inc. (a)	35,536	6,478,924
Fidelity National Information Services, Inc.	13,810	1,833,416
Fiserv, Inc. (a)	37,228	3,856,449
Global Payments, Inc.	216,342	34,398,378
MasterCard, Inc. Class A	880,519	239,122,545
MongoDB, Inc. Class A (a)(b)	163,750	19,728,600
Netcompany Group A/S (a)(c)	33,505	1,336,297
Okta, Inc. (a)	312,365	30,755,458
PagSeguro Digital Ltd. (a)	63,433	2,937,582
PayPal Holdings, Inc. (a)	1,788,580	185,279,002
Shopify, Inc. Class A (a)	57,926	18,026,863
Twilio, Inc. Class A (a)(b)	55,825	6,138,517
Visa, Inc. Class A	2,119,067	364,500,715
Wix.com Ltd. (a)	31,374	3,662,601
		957,837,490
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Micro Devices, Inc. (a)	608,568	17,642,386
Analog Devices, Inc.	166,658	18,620,698
Applied Materials, Inc.	36,900	1,841,310
ASML Holding NV	11,742	2,916,948
KLA-Tencor Corp.	4,987	795,177
Lam Research Corp.	53,458	12,354,678
Marvell Technology Group Ltd.	153,461	3,831,921
Microchip Technology, Inc. (b)	117,244	10,893,140
NVIDIA Corp.	300,815	52,362,867
NXP Semiconductors NV	58,832	6,419,748
Qualcomm, Inc.	434,469	33,141,295
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	44,779	2,081,328
Texas Instruments, Inc.	67,358	8,705,348
Xilinx, Inc.	361,302	34,648,862
		206,255,706
Software - 14.8%
Adobe, Inc. (a)	919,798	254,094,198
Alteryx, Inc. Class A (a)	30,965	3,326,570
Atlassian Corp. PLC (a)	273,669	34,329,039
Ceridian HCM Holding, Inc. (a)	105,861	5,226,358
Cloudflare, Inc.	83,500	1,395,536
Coupa Software, Inc. (a)	105,804	13,709,024
CyberArk Software Ltd. (a)	11,823	1,180,172
Datadog, Inc. Class A (a)	23,200	786,712
DocuSign, Inc. (a)	15,100	934,992
Dropbox, Inc. Class A (a)	457,525	9,228,279
HubSpot, Inc. (a)	4,769	723,028
Intuit, Inc.	211,790	56,323,433
Microsoft Corp.	3,501,932	486,873,606
Paycom Software, Inc. (a)	81,334	17,038,660
Rapid7, Inc. (a)	16,642	755,380
RingCentral, Inc. (a)	211,596	26,589,153
Salesforce.com, Inc. (a)	2,385,421	354,091,893
Slack Technologies, Inc. Class A (a)	98,582	2,339,351
Workday, Inc. Class A (a)	595,180	101,156,793
Zoom Video Communications, Inc. Class A (b)	5,806	442,417
		1,370,544,594
Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	787,091	176,284,771
Samsung Electronics Co. Ltd.	47,400	1,938,897
		178,223,668

TOTAL INFORMATION TECHNOLOGY		2,928,273,463

MATERIALS - 1.9%
Chemicals - 0.5%
Air Products & Chemicals, Inc.	27,598	6,122,892
Growmax Resources Corp. (a)(c)(e)	173,600	7,207
Sherwin-Williams Co.	61,526	33,831,302
Westlake Chemical Corp.	91,407	5,988,987
		45,950,388
Construction Materials - 0.0%
Vulcan Materials Co.	400	60,496
Metals & Mining - 1.4%
Agnico Eagle Mines Ltd. (Canada)	15,730	842,986
B2Gold Corp. (a)	2,948,415	9,591,779
Barrick Gold Corp.	98,636	1,709,362
Barrick Gold Corp. (Canada)	2,036,857	35,237,772
Franco-Nevada Corp.	355,397	32,383,686
Ivanhoe Mines Ltd. (a)	2,847,998	7,394,885
Ivanhoe Mines Ltd. (a)(c)	741,580	1,925,528
Kirkland Lake Gold Ltd.	462,485	20,718,183
Lundin Gold, Inc. (a)	113,599	655,948
Newcrest Mining Ltd.	458,943	10,764,284
Novagold Resources, Inc. (a)	598,793	3,638,362
Royal Gold, Inc.	14,716	1,813,158
		126,675,933

TOTAL MATERIALS		172,686,817

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	243,163	53,770,634
AvalonBay Communities, Inc.	12,386	2,667,077
Equity Residential (SBI)	172,659	14,893,565
Essex Property Trust, Inc.	8,234	2,689,636
		74,020,912
UTILITIES - 0.4%
Electric Utilities - 0.4%
NextEra Energy, Inc.	133,493	31,102,534
TOTAL COMMON STOCKS
(Cost $8,194,610,407)		9,190,442,270

Preferred Stocks - 0.1%
Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
ZenPayroll, Inc. Series D 0.00% (d)(e)	184,203	2,452,184
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (d)(e)	2,683	134,901
Series B (d)(e)	471	23,682
Series C (d)(e)	4,505	226,511
Aurora Innovation, Inc. Series B (d)(e)	119,040	1,099,965
		1,485,059
TOTAL CONSUMER DISCRETIONARY		3,937,243
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series F (a)(d)(e)	1,222	510,674
HEALTH CARE - 0.0%
Biotechnology - 0.0%
23andMe, Inc. Series F (a)(d)(e)	26,649	353,632
Generation Bio Series B (a)(d)(e)	48,000	436,320
Nuvation Bio, Inc. Series A (d)(e)(g)	2,568,600	1,981,367
		2,771,319
Pharmaceuticals - 0.0%
Allovir, Inc. Series B (d)(e)	117,590	958,359
TOTAL HEALTH CARE		3,729,678
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Affirm, Inc. Series F (d)(e)	141,842	1,869,917
Carbon, Inc.:
Series D (a)(d)(e)	9,678	270,930
Series E (d)(e)	8,344	233,585
		2,374,432

TOTAL CONVERTIBLE PREFERRED STOCKS		10,552,027

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc. (d)(e)	1,442	72,504
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series G (e)	3,143	1,313,460

TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,385,964

TOTAL PREFERRED STOCKS
(Cost $11,874,944)		11,937,991

Money Market Funds - 1.3%
Fidelity Cash Central Fund 1.96% (h)	87,947,569	87,965,159
Fidelity Securities Lending Cash Central Fund 1.96% (h)(i)	33,166,118	33,169,435
TOTAL MONEY MARKET FUNDS
(Cost $121,133,601)		121,134,594
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $8,327,618,952)		9,323,514,855
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(73,751,110)
NET ASSETS - 100%		$9,249,763,745

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,655,350 or 0.3% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,907,108 or 0.1% of net assets.

 (e) Level 3 security

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc.	12/7/18	$113,887
23andMe, Inc. Series F	8/31/17	$370,000
Affirm, Inc. Series F	3/22/19	$1,869,917
Allbirds, Inc.	10/9/18	$372,829
Allbirds, Inc.	10/9/18	$79,073
Allbirds, Inc. Series A	10/9/18	$147,124
Allbirds, Inc. Series B	10/9/18	$25,828
Allbirds, Inc. Series C	10/9/18	$247,035
Allovir, Inc. Series B	5/8/19	$958,359
Aurora Innovation, Inc. Series B	3/1/19	$1,099,965
Carbon, Inc. Series D	12/15/17	$225,990
Carbon, Inc. Series E	3/22/19	$233,585
Generation Bio Series B	2/21/18	$438,994
Nuvation Bio, Inc. Series A	6/17/19	$1,981,366
Roofoods Ltd. Series F	9/12/17	$432,063
TulCo LLC	8/24/17 - 9/7/18	$651,224
ZenPayroll, Inc. Series D 0.00%	7/16/19	$2,452,184

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,676,553
Fidelity Securities Lending Cash Central Fund	342,448
Total	$3,019,001

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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